Business Segments and Geographic Areas - Long-Lived Assets by Country Based on the Location (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 3,408	$ 2,945
United States [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	1,830	1,606
Brazil [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	270	162
United Kingdom [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	200	173
Denmark [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	166	174
Canada [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	123	131
South Korea [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	115	112
Mexico [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	101	87
Singapore [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	94	93
Other Countries [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 509	$ 407